Loss per share - Ordinary shares (Details) - shares		12 Months Ended
	Jan. 07, 2020	Jun. 30, 2021
Weighted-average number of ordinary
Issued ordinary share		865,591,398
Effect of shares issued upon IPO and exercise of the over-allotment option		90,911,146
Effect of shares converted from Series A preferred shares		83,495,097
Effect of shares released from share award scheme and option plan		64,373,834
Weighted average number of ordinary shares	865,591,398	1,104,371,475